Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value of marketable securities
Debt securities	$ 3,748,839	$ 4,117,326	$ 2,269,670
Total marketable investment securities	3,823,033	4,181,228	2,318,714
Transfer of investments from Level 1 to Level 2	0	0
Transfer of investments from Level 2 to Level 1	0	0
VRDNs
Fair value of marketable securities
Debt securities	20,538	105,854	124,007
Other (including restricted)
Fair value of marketable securities
Debt security	3,759,837	4,048,851	2,181,064
Equity securities
Fair value of marketable securities
Equity securities	42,658	26,523	13,643
Fair value measurements on recurring basis | Total
Fair value of marketable securities
Cash equivalents (including restricted)	4,183,698	3,743,328	3,014,946
Total marketable investment securities	3,823,033	4,181,228	2,318,714
Fair value measurements on recurring basis | Total | VRDNs
Fair value of marketable securities
Debt securities	20,538	105,854	124,007
Fair value measurements on recurring basis | Total | Other (including restricted)
Fair value of marketable securities
Debt security	3,759,837	4,048,851	2,181,064
Fair value measurements on recurring basis | Total | Equity securities
Fair value of marketable securities
Equity securities	42,658	26,523	13,643
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	67,535	275,277	59,386
Total marketable investment securities	42,658	26,523	13,643
Fair value measurements on recurring basis | Level 1 | Equity securities
Fair value of marketable securities
Equity securities	42,658	26,523	13,643
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	4,116,163	3,468,051	2,955,560
Total marketable investment securities	3,780,375	4,154,705	2,305,071
Fair value measurements on recurring basis | Level 2 | VRDNs
Fair value of marketable securities
Debt securities	20,538	105,854	124,007
Fair value measurements on recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt security	$ 3,759,837	$ 4,048,851	$ 2,181,064